UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 21598 )

Exact name of registrant as specified in charter: Putnam RetirementReady Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2006

Date of reporting period: April 30, 2006,

Item 1. Schedule of Investments:

Putnam RetirementReady Funds
The funds' portfolios
4/30/06 (Unaudited)

2050 Fund
EQUITY FUNDS* 94.5%	Shares	Value
Putnam Capital Opportunities Fund (Class Y)	29,812	$381,581
Putnam Fund for Growth and Income (Class Y)	30,938	646,000
Putnam International Equity Fund (Class Y)	26,217	804,090
Putnam Voyager Fund (Class Y)	34,527	635,984

Total Equity Funds (cost $2,357,175)		$2,467,655

FIXED INCOME FUNDS* 5.0%	Shares	Value
Putnam Income Fund (Class Y)	15,193	$101,187
Putnam Money Market Fund (Class A)	30,568	30,568

Total Fixed Income Funds (cost $133,136)		$131,755

TOTAL INVESTMENTS
Total Investments (cost $2,490,311)		$2,599,410

* Percentages indicated are based on net assets of $2,610,676.

2045 Fund
EQUITY FUNDS* 95.2%	Shares	Value
Putnam Capital Opportunities Fund (Class Y)	276,902	$3,544,351
Putnam Fund for Growth and Income (Class Y)	287,373	6,000,354
Putnam International Equity Fund (Class Y)	243,675	7,473,487
Putnam Voyager Fund (Class Y)	320,616	5,905,755

Total Equity Funds (cost $21,025,946)		$22,923,947

FIXED INCOME FUNDS* 4.8%	Shares	Value
Putnam Income Fund (Class Y)	141,133	$939,946
Putnam Money Market Fund (Class A)	228,348	228,348

Total Fixed Income Funds (cost $1,189,398)		$1,168,294

TOTAL INVESTMENTS
Total Investments (cost $22,215,344)		$24,092,241

* Percentages indicated are based on net assets of $24,083,810.

Putnam RetirementReady Funds
The funds' portfolios
4/30/06 (Unaudited)

2040 Fund
EQUITY FUNDS* 91.2%	Shares	Value
Putnam Capital Opportunities Fund (Class Y)	344,692	$4,412,056
Putnam Fund for Growth and Income (Class Y)	368,035	7,684,573
Putnam International Equity Fund (Class Y)	314,436	9,643,749
Putnam Voyager Fund (Class Y)	410,557	7,562,471

Total Equity Funds (cost $26,825,138)		$29,302,849

FIXED INCOME FUNDS* 8.8%	Shares	Value
Putnam Income Fund (Class Y)	282,335	$1,880,349
Putnam Money Market Fund (Class A)	936,411	936,411

Total Fixed Income Funds (cost $2,856,745)		$2,816,760

TOTAL INVESTMENTS
Total Investments (cost $29,681,883)		$32,119,609

* Percentages indicated are based on net assets of $32,106,873.

2035 Fund
EQUITY FUNDS* 86.3%	Shares	Value
Putnam Capital Opportunities Fund (Class Y)	559,598	$7,162,862
Putnam Fund for Growth and Income (Class Y)	643,543	13,437,161
Putnam International Equity Fund (Class Y)	493,172	15,125,582
Putnam Voyager Fund (Class Y)	687,949	12,672,021

Total Equity Funds (cost $44,060,017)		$48,397,626

FIXED INCOME FUNDS* 13.7%	Shares	Value
Putnam Income Fund (Class Y)	822,664	$5,478,942
Putnam Money Market Fund (Class A)	2,191,217	2,191,217

Total Fixed Income Funds (cost $7,794,784)		$7,670,159

TOTAL INVESTMENTS
Total Investments (cost $51,854,801)		$56,067,785

* Percentages indicated are based on net assets of $56,046,081.

Putnam RetirementReady Funds
The funds' portfolios
4/30/06 (Unaudited)

2030 Fund
EQUITY FUNDS* 81.4%	Shares	Value
Putnam Capital Opportunities Fund (Class Y)	787,544	$10,080,556
Putnam Fund for Growth and Income (Class Y)	899,431	18,780,131
Putnam International Equity Fund (Class Y)	722,964	22,173,333
Putnam Voyager Fund (Class Y)	1,003,374	18,482,137

Total Equity Funds (cost $62,729,643)		$69,516,157

FIXED INCOME FUNDS* 18.6%	Shares	Value
Putnam Income Fund (Class Y)	1,756,116	$11,695,731
Putnam Money Market Fund (Class A)	4,186,278	4,186,278

Total Fixed Income Funds (cost $16,167,278)		$15,882,009

TOTAL INVESTMENTS
Total Investments (cost $78,896,921)		$85,398,166

* Percentages indicated are based on net assets of $85,366,902.

2025 Fund
EQUITY FUNDS* 76.5%	Shares	Value
Putnam Capital Opportunities Fund (Class Y)	1,006,411	$12,882,065
Putnam Fund for Growth and Income (Class Y)	1,196,923	24,991,762
Putnam International Equity Fund (Class Y)	927,458	28,445,112
Putnam Voyager Fund (Class Y)	1,335,171	24,593,854

Total Equity Funds (cost $81,943,584)		$90,912,793

FIXED INCOME FUNDS* 23.5%	Shares	Value
Putnam Income Fund (Class Y)	2,797,756	$18,633,053
Putnam Money Market Fund (Class A)	9,359,876	9,359,876

Total Fixed Income Funds (cost $28,480,674)		$27,992,929

TOTAL INVESTMENTS
Total Investments (cost $110,424,258)		$118,905,722

* Percentages indicated are based on net assets of $118,860,388.

Putnam RetirementReady Funds
The funds' portfolios
4/30/06 (Unaudited)

2020 Fund
EQUITY FUNDS* 66.5%	Shares	Value
Putnam Capital Opportunities Fund (Class Y)	1,167,157	$14,939,608
Putnam Fund for Growth and Income (Class Y)	1,454,152	30,362,702
Putnam International Equity Fund (Class Y)	822,821	25,235,913
Putnam Voyager Fund (Class Y)	1,622,206	29,881,034

Total Equity Funds (cost $91,680,752)		$100,419,257

FIXED INCOME FUNDS* 33.5%	Shares	Value
Putnam Income Fund (Class Y)	5,354,408	$35,660,355
Putnam Money Market Fund (Class A)	14,939,768	14,939,768

Total Fixed Income Funds (cost $51,487,513)		$50,600,123

TOTAL INVESTMENTS
Total Investments (cost $143,168,265)		$151,019,380

* Percentages indicated are based on net assets of $150,963,933.

2015 Fund
EQUITY FUNDS* 53.5%	Shares	Value
Putnam Capital Opportunities Fund (Class Y)	975,329	$12,484,213
Putnam Fund for Growth and Income (Class Y)	1,032,876	21,566,446
Putnam International Equity Fund (Class Y)	386,753	11,861,710
Putnam Voyager Fund (Class Y)	1,152,295	21,225,281

Total Equity Funds (cost $61,683,302)		$67,137,650

FIXED INCOME FUNDS* 46.5%	Shares	Value
Putnam Income Fund (Class Y)	5,779,786	$38,493,369
Putnam Money Market Fund (Class A)	20,004,671	20,004,671

Total Fixed Income Funds (cost $59,502,504)		$58,498,040

TOTAL INVESTMENTS
Total Investments (cost $121,185,806)		$125,635,690

* Percentages indicated are based on net assets of $125,589,171.

Putnam RetirementReady Funds
The funds' portfolios
4/30/06 (Unaudited)

2010 Fund
EQUITY FUNDS* 33.3%	Shares	Value
Putnam Capital Opportunities Fund (Class Y)	400,321	$5,124,109
Putnam Fund for Growth and Income (Class Y)	498,837	10,415,716
Putnam International Equity Fund (Class Y)	88,251	2,706,655
Putnam Voyager Fund (Class Y)	556,426	10,249,354

Total Equity Funds (cost $26,504,035)		$28,495,834

FIXED INCOME FUNDS* 66.7%	Shares	Value
Putnam Income Fund (Class Y)	5,228,508	$34,821,873
Putnam Money Market Fund (Class A)	22,256,711	22,256,711

Total Fixed Income Funds (cost $58,004,804)		$57,078,584

TOTAL INVESTMENTS
Total Investments (cost $84,508,839)		$85,574,418

* Percentages indicated are based on net assets of $85,545,683.

Maturity Fund
EQUITY FUNDS* 25.2%	Shares	Value
Putnam Capital Opportunities Fund (Class Y)	178,897	$2,289,871
Putnam Fund for Growth and Income (Class Y)	222,920	4,654,569
Putnam International Equity Fund (Class Y)	--	--
Putnam Voyager Fund (Class Y)	248,668	4,580,466

Total Equity Funds (cost $10,894,921)		$11,524,906

FIXED INCOME FUNDS* 74.8%	Shares	Value
Putnam Income Fund (Class Y)	3,077,312	$20,494,903
Putnam Money Market Fund (Class A)	13,768,400	13,768,400

Total Fixed Income Funds (cost $34,830,839)		$34,263,303

TOTAL INVESTMENTS
Total Investments (cost $45,725,760)		$45,788,209

* Percentages indicated are based on net assets of $45,770,414.

NOTES

(a) The aggregate identified cost on a financial reporting and tax basis is the same.

Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open. Each underlying Putnam Fund values its investments for which market quotations are readily available at market value. Each underlying Putnam Fund values all other investments and assets at their fair value, short-term investments that will mature within 60 days are amortized at cost which approximates market value.

Each underlying Putnam Fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect an underlying Putnam Fund’s NAV. In addition, the closing prices for securities in foreign markets or on foreign exchanges that close prior to the close of the New York Stock Exchange may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. As a result, each underlying Putnam Fund has adopted fair value pricing procedures, which, among other things, require the funds, on certain days, to fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Note 6: Transactions with affiliated issuers

Transactions during the period with companies in which the fund owned at least 5% or more of the outstanding voting securities, or a company which is under common ownership or control were as follows:

RetirementReady
2050 Fund

Affiliates	Purchase cost	Sales cost	Investment income	Market value

Putnam Capital Opportunities Fund	$ 512,681	$212,428	$1,212	$381,581
Putnam Fund for Growth and Income	851,118	332,275	3,592	646,000
Putnam International Equity Fund	985,389	382,577	7,561	804,090
Putnam Voyager Fund	849,092	328,089	2,421	635,984
Putnam Income Fund	140,825	55,635	1,615	101,187
Putnam Money Market Fund	97,303	71,047	888	30,568
Totals	$ 3,436,408	$1,382,051	$17,289	$2,599,410

Market values are shown for those securities affiliated at period end.

2045 Fund

Affiliates	Purchase cost	Sales cost	Investment income	Market value

Putnam Capital Opportunities Fund	$ 2,455,003	$1,347,107	$20,338	$3,544,351
Putnam Fund for Growth and Income	3,838,314	1,986,520	52,345	6,000,354
Putnam International Equity Fund	4,246,278	2,583,056	119,222	7,473,487
Putnam Voyager Fund	3,769,325	1,956,159	41,366	5,905,755
Putnam Income Fund	682,476	335,710	23,195	939,946
Putnam Money Market Fund	197,540	127,530	5,281	228,348
Totals	$ 15,188,936	$8,336,082	$261,747	$24,092,241

Market values are shown for those securities affiliated at period end.

2040 Fund

Affiliates	Purchase cost	Sales cost	Investment income	Market value

Putnam Capital Opportunities Fund	$ 3,086,908	$1,852,845	$27,319	$4,412,056
Putnam Fund for Growth and Income	4,833,188	2,592,738	68,487	7,684,573
Putnam International Equity Fund	5,422,635	3,178,944	151,405	9,643,749
Putnam Voyager Fund	4,810,964	2,634,566	55,594	7,562,471
Putnam Income Fund	1,490,502	587,231	42,568	1,880,349
Putnam Money Market Fund	996,322	266,070	15,009	936,411
Totals	$ 20,640,519	$11,112,394	$360,382	$32,119,609

Market values are shown for those securities affiliated at period end.

2035 Fund

Affiliates	Purchase cost	Sales cost	Investment income	Market value

Putnam Capital Opportunities Fund	$ 4,539,927	$3,202,201	$48,353	$7,162,862
Putnam Fund for Growth and Income	7,308,335	4,190,073	127,195	13,437,161
Putnam International Equity Fund	7,351,440	5,577,970	266,677	15,125,582
Putnam Voyager Fund	7,069,849	4,632,921	101,244	12,672,021
Putnam Income Fund	4,117,936	1,747,642	131,178	5,478,942
Putnam Money Market Fund	1,702,411	731,396	46,580	2,191,217
Totals	$ 32,089,898	$20,082,203	$721,227	$56,067,785

Market values are shown for those securities affiliated at period end.

2030 Fund

Affiliates	Purchase cost	Sales cost	Investment income	Market value

Putnam Capital Opportunities Fund	$ 5,535,822	$4,516,985	$72,941	$10,080,556
Putnam Fund for Growth and Income	8,605,622	6,326,290	193,043	18,780,131
Putnam International Equity Fund	8,960,296	7,519,755	398,745	22,173,333
Putnam Voyager Fund	8,507,477	6,504,453	157,619	18,482,137
Putnam Income Fund	7,470,066	3,612,507	299,121	11,695,731
Putnam Money Market Fund	2,779,115	1,318,997	94,321	4,186,278
Totals	$ 41,858,398	$29,798,987	$1,215,790	$85,398,166

Market values are shown for those securities affiliated at period end.

2025 Fund

Affiliates	Purchase cost	Sales cost	Investment income	Market value

Putnam Capital Opportunities Fund	$ 6,835,303	$6,793,602	$100,217	$12,882,065
Putnam Fund for Growth and Income	10,670,712	9,978,157	277,152	24,991,762
Putnam International Equity Fund	10,699,231	11,300,407	546,280	28,445,112
Putnam Voyager Fund	10,521,227	10,222,232	224,440	24,593,854
Putnam Income Fund	10,474,735	7,223,751	528,279	18,633,053
Putnam Money Market Fund	6,304,490	3,336,602	215,623	9,359,876
Totals	$ 55,505,698	$48,854,751	$1,891,991	$118,905,722

Market values are shown for those securities affiliated at period end.

2020 Fund

Affiliates	Purchase cost	Sales cost	Investment income	Market value

Putnam Capital Opportunities Fund	$ 8,610,338	$6,845,452	$105,098	$14,939,608
Putnam Fund for Growth and Income	14,151,133	9,596,427	305,968	30,362,702
Putnam International Equity Fund	10,826,418	9,492,268	464,679	25,235,913
Putnam Voyager Fund	14,019,081	9,854,065	245,053	29,881,034
Putnam Income Fund	22,520,116	10,453,849	915,495	35,660,355
Putnam Money Market Fund	8,797,461	4,440,189	349,020	14,939,768
Totals	$ 78,924,547	$50,682,250	$2,385,313	$151,019,380

Market values are shown for those securities affiliated at period end.

2015 Fund

Affiliates	Purchase cost	Sales cost	Investment income	Market value

Putnam Capital Opportunities Fund	$ 6,481,053	$7,728,750	$90,399	$12,484,213
Putnam Fund for Growth and Income	8,962,966	12,765,999	260,603	21,566,446
Putnam International Equity Fund	4,776,147	9,716,458	281,119	11,861,710
Putnam Voyager Fund	8,748,688	12,934,235	198,784	21,225,281
Putnam Income Fund	21,146,560	21,438,169	1,141,121	38,493,369
Putnam Money Market Fund	11,183,466	10,568,598	505,485	20,004,671
Totals	$ 61,298,880	$75,152,209	$2,477,511	$125,635,690

Market values are shown for those securities affiliated at period end.

2010 Fund

Affiliates	Purchase cost	Sales cost	Investment income	Market value

Putnam Capital Opportunities Fund	$ 2,997,161	$3,678,878	$43,870	$5,124,109
Putnam Fund for Growth and Income	4,577,049	5,267,909	123,366	10,415,716
Putnam International Equity Fund	1,189,218	2,186,439	71,035	2,706,655
Putnam Voyager Fund	4,400,521	5,253,903	99,512	10,249,354
Putnam Income Fund	18,251,751	14,613,331	1,033,833	34,821,873
Putnam Money Market Fund	11,288,908	8,997,918	578,289	22,256,711
Totals	$ 42,704,608	$39,998,378	$1,949,905	$85,574,418

Market values are shown for those securities affiliated at period end.

Maturity Fund

Affiliates	Purchase cost	Sales cost	Investment income	Market value

Putnam Capital Opportunities Fund	$ 1,316,383	$1,400,020	$17,344	$2,289,871
Putnam Fund for Growth and Income	2,106,844	2,355,752	53,860	4,654,569
Putnam International Equity Fund	-	-	-	-
Putnam Voyager Fund	2,007,475	2,331,929	42,374	4,580,466
Putnam Income Fund	10,262,845	10,322,827	637,511	20,494,903
Putnam Money Market Fund	6,422,072	6,890,937	375,088	13,768,400
Totals	$ 22,115,619	$23,301,465	$1,126,177	$45,788,209

Market values are shown for those securities affiliated at period end.

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam RetirementReady Funds

By (Signature and Title):

/s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: June 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter Charles E. Porter Principal Executive Officer Date: June 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 28, 2006